Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Statement Of Cash Flow (Detail) - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss		$ (17,321,000)	$ (6,928,000)	$ (15,424,000)	$ (8,926,000)
Net cash used in operating activities		(9,821,000)	(5,979,000)	(12,007,000)	(7,721,000)
Net cash used in investing activities		(3,999,000)	(6,791,000)	(11,676,000)	(3,342,000)
Net cash provided by financing activities		5,392,000	15,000	276,000	62,223,000
Net change in cash and cash equivalents		(8,428,000)	$ (12,755,000)	$ (23,407,000)	$ 51,160,000
DMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss	$ (16,214,598)	(9,957,702)
Net cash used in operating activities	(344,796)	(1,694,569)
Net cash used in investing activities	(300,000,000)
Net cash provided by financing activities	301,914,535	125,000
Net change in cash and cash equivalents	1,569,739	$ (1,569,569)
As Previously Reported | DMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss	(629,272)
Adjustment to reconcile net loss to net cash used in operating activities	(3,337)
Changes in operating assets and liabilities	287,813
Net cash used in operating activities	(344,796)
Net cash used in investing activities	(300,000,000)
Net cash provided by financing activities	301,914,535
Net change in cash and cash equivalents	1,569,739
Restatement Adjustment | DMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss	(15,585,326)
Adjustment to reconcile net loss to net cash used in operating activities	(15,585,326)
As Restated | DMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss	(16,214,598)
Adjustment to reconcile net loss to net cash used in operating activities	(15,588,663)
Changes in operating assets and liabilities	287,813
Net cash used in operating activities	(344,796)
Net cash used in investing activities	(300,000,000)
Net cash provided by financing activities	301,914,535
Net change in cash and cash equivalents	$ 1,569,739